Correction of Errors - Summary of Consolidated Statement of Financial Position (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Disclosure of key management compensation as corrected [line items]
Total assets	€ 1,702,071	€ 1,482,665	[1]	€ 1,252,064	[1]	€ 1,173,103
Total liabilities	1,105,343	933,896	[1]	744,647	[1]	736,958
Share premium	539,448	523,671	[1]	509,816	[1]	495,743
Accumulated profit/(deficit)	47,360	8,293	[1]	(30,043)	[1]	(76,723)
Others		17,125		27,644		17,125
Shareholders' equity	€ 596,728	548,769	[1]	507,417	[1],[2],[3]	436,145
Previously stated [member]
Disclosure of key management compensation as corrected [line items]
Total assets		1,482,665		1,252,064		1,173,103
Total liabilities		933,896		744,647		736,958
Share premium		519,604		507,296		495,109
Accumulated profit/(deficit)		12,360		(27,523)		(76,089)
Others		16,805		27,644		17,125
Shareholders' equity		548,769		507,417		436,145
Increase (decrease) due to corrections of prior period errors [member]
Disclosure of key management compensation as corrected [line items]
Share premium		4,067		2,520		634
Accumulated profit/(deficit)		€ (4,067)		€ (2,520)		€ (634)

[1]	Comparative figures for the years ended December 31, 2016 and 2015 were restated. For further information on the errors, see Notes 2 and 29 of these 2017 consolidated financial statements.
[2]	Since no minority shareholders in Group equity exist, the Group equity is entirely attributable to the parent's shareholders.
[3]	The accompanying notes form an integral part of these consolidated financial statements.